Submission	Jan. 09, 2026
Submission [Line Items]
Central Index Key	0001650101
Registrant Name	Addentax Group Corp.
Registration File Number	333-269409
Form Type	S-1
Submission Type	POS AM
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A